Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of significant changes in contract assets

	2019	2018
	$'m	$'m
At January 1,	160	168
Transfers from contract assets recognized at beginning of year to receivables	(155)	(168)
Increases as a result of new contract assets recognized during the year	175	157
Decrease due to disposal of Food & Specialty	(32)	—
Other	3	3
At December 31,	151	160

Schedule of reconciliation of total lease liability recognized at January 1, 2019 to total commitments under non-cancellable operating leases

$'m
Total commitments under non-cancellable operating leases as of December 31, 2018	364
Different treatment of extension and termination options and non-lease components	104
Impact from discounting	(119)
Lease liabilities due to initial adoption of IFRS 16 as of January 1, 2019	349
Finance lease obligations as of December 31, 2018	36
Total lease liabilities as of January 1, 2019	385

Schedule of useful lives of intangible finite lived intangible assets on a straight-line basis

Computer software	2	-	7	years
Customer relationships	5	-	15	years
Technology	8	-	15	years

Schedule useful lives of property, plant and equipment on a straight-line basis

Buildings	30	-	40	years
Plant and machinery	3	-	40	years
Molds	2	-	3	years
Office equipment and vehicles	3	-	10	years